JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 88.1% (a)
Alabama — 2.6%
Baldwin County Industrial Development Authority, Novelis Corp. Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,750	1,746
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,349
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	5,250	5,522
County of Jefferson, Rev., 5.25%, 10/1/2042	2,000	2,059
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	873
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	1,000	997
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (c)	1,000	980
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000	1,064
Total Alabama		14,590
Alaska — 0.2%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	685	635
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,000	339
Total Alaska		974
Arizona — 2.6%
Arizona Industrial Development Authority, Academic of Math and Science Projects
Rev., 5.00%, 7/1/2038 (b)	250	244
Rev., 5.25%, 7/1/2043 (b)	250	238
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	1,000	1,047
City of Glendale Water and Sewer, Rev., 5.00%, 7/1/2042	350	365
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2035	1,500	1,687
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 7/1/2030	1,475	1,539
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (b)	1,900	1,766
Maricopa County Unified School District No. 60 Higley
COP, A.G., 5.00%, 6/1/2037	170	180
COP, A.G., 5.00%, 6/1/2038	250	263
Pinal County Electric District No. 3, Rev., 4.00%, 7/1/2034	150	150
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,670	6,053
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2054	1,000	1,011
Total Arizona		14,543
California — 5.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	4,400	4,373
Series 2024G, Rev., 5.00%, 8/1/2032 (c)	1,000	1,037
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	1,500	1,626
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	2,000	429
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	1,250	1,334
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	827
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	5,725	5,105
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	1,000	1,000
California Municipal Finance Authority, Waste Management, Inc., Project, Rev., AMT, 3.95%, 9/1/2025 (c)	1,000	1,000
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (b)	500	518
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	1,000	916

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,000	923
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,124
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	1,000	866
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	10,500	1,005
Los Angeles Department of Water and Power System Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,020
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2055	1,000	995
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	433
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054	1,000	947
San Diego County Regional Airport Authority, Senior Private Activity Series 2025B, Rev., AMT, 5.25%, 7/1/2045	1,645	1,678
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,100
Total California		28,256
Colorado — 2.4%
Boulder Valley School District No. Re-2 Boulder, GO, 4.13%, 12/1/2046	1,660	1,472
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,532
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	2,500	2,603
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	879
Colorado Health Facilities Authority, Adventist Health System Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,080
Colorado Health Facilities Authority, Covenant Living Communities and Services Series 2025A, Rev., 5.00%, 12/1/2029	1,000	1,067
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000	963
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	500	507
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,750	1,846
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	706
Total Colorado		13,655
Connecticut — 0.7%
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,396
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,793
Total Connecticut		4,189
District of Columbia — 0.8%
District of Columbia, Georgetown University Issue Series 2025A, Rev., VRDO, 5.00%, 4/3/2035 (c)	2,750	2,964
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	279
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	1,500	1,541
Total District of Columbia		4,784
Florida — 3.0%
City of Melbourne Water and Sewer Series 2023, Rev., 5.00%, 11/15/2039	2,355	2,486
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Rev., AMT, 5.50%, 7/1/2053	500	407
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	993
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,750	1,748
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	996
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 0.70%, 8/1/2025 (c)	1,000	1,000

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2031	4,000	4,157
Series 2020A-3, Rev., 4.00%, 10/1/2036	1,265	1,253
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2036	1,000	1,080
Peace River Manasota Regional Water Supply Authority Series 2025A, Rev., 5.25%, 10/1/2046 (d)	2,000	2,077
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.25%, 11/15/2039	1,000	941
Total Florida		17,138
Georgia — 3.6%
City of Atlanta Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,767
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	500	501
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,250	1,255
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,000	1,100
Main Street Natural Gas, Inc. Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,000	1,043
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	1,000	1,055
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,300	1,367
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000	2,121
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	3,445	3,639
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	976
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	1,000
Rome Building Authority, Rome City School Project
Series 2023, Rev., 5.00%, 3/1/2038	1,375	1,485
Series 2023, Rev., 5.00%, 3/1/2039	155	166
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 0.60%, 8/1/2025 (c)	3,000	3,000
Total Georgia		20,475
Guam — 0.2%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037 (d)	875	931
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025C, Rev., 5.00%, 3/1/2035 (c)	1,500	1,610
Illinois — 5.6%
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,289
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,010
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,658
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,750	1,699
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,026
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,022
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,500	1,601
Cook County Community Consolidated School District No. 15 Palatine, GO, 5.00%, 12/1/2038	205	214
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 0.60%, 8/1/2025 (c)	500	500
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	935	1,013

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000	1,124
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,028
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,475
Series 2024B, GO, 5.25%, 5/1/2047	1,000	1,002
Series 2024B, GO, 5.25%, 5/1/2048	1,000	1,000
Total Illinois		31,661
Indiana — 1.5%
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	200	171
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.00%, 2/1/2026	1,000	1,002
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2026	700	716
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	415
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	2,245	2,369
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	2,000	1,833
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project Series 2025A, Rev., 5.00%, 7/15/2036	1,585	1,730
Total Indiana		8,236
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	8,915	1,237
Kansas — 0.4%
City of Wichita Water and Sewer Utility Series 2016B, Rev., 4.00%, 10/1/2026	125	127
State of Kansas Department of Transportation Series 2025A, Rev., 5.00%, 9/1/2042	2,270	2,383
Total Kansas		2,510
Kentucky — 0.3%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	746
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2031	1,000	1,107
Total Kentucky		1,853
Louisiana — 1.8%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,626
Series 2025A, Rev., 5.25%, 5/15/2055	1,000	1,001
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,015
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	5,500	5,546
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,072
Total Louisiana		10,260
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority Series 2023A, Rev., A.G., 5.00%, 7/1/2026	200	204
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2032	1,000	1,127
Total Maine		1,331
Maryland — 0.9%
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,046
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	1,000	1,003

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Maryland State Transportation Authority, Transport Facilities Project Series 2024A, Rev., 5.00%, 7/1/2036	2,000	2,214
State of Maryland Department of Transportation Series 2025A, Rev., 4.00%, 4/1/2040	1,000	960
Total Maryland		5,223
Massachusetts — 4.1%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	1,000	1,024
Commonwealth of Massachusetts Transportation Fund Series 2015A, Rev., 5.00%, 6/1/2028	1,000	1,001
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,491
Commonwealth of Massachusetts, Consolidated Loan of 2022 Series 2022E, GO, 5.00%, 11/1/2049	3,030	3,066
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2025W, Rev., 4.25%, 7/1/2055	1,000	867
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-1, Rev., VRDO, LOC : TD Bank NA, 0.60%, 8/1/2025 (c)	10,000	10,000
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,059
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.25%, 6/1/2044	1,000	1,022
Massachusetts Municipal Wholesale Electric Co. Series 2021A, Rev., 4.00%, 7/1/2039	1,000	965
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	1,000	947
Town of Brookline, GO, 4.00%, 5/15/2044	2,000	1,855
Total Massachusetts		23,297
Michigan — 0.3%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	414
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000	1,072
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	125	124
Total Michigan		1,610
Minnesota — 0.7%
County of Hennepin Series 2018A, GO, 5.00%, 12/1/2029	1,010	1,067
Minnesota Higher Education Facilities Authority, University of St. Thomas Series 2022A, Rev., 5.00%, 10/1/2025	170	170
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	985	1,098
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,466
Total Minnesota		3,801
Mississippi — 0.2%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	830
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 0.80%, 8/1/2025 (c)	250	250
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	575	507
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	920	1,005
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000	894
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	1,000	1,001
Total Missouri		3,657
Nebraska — 0.2%
Nebraska Public Power District Series C, Rev., 5.00%, 1/1/2029	1,040	1,049

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — 0.0% ^
County of Clark, Nevada Improvement District No. 158, 5.00%, 8/1/2034	10	10
New Hampshire — 0.6%
New Hampshire Business Finance Authority Series 2025-1, Class A, Rev., 4.17%, 1/20/2041 (c)	1,246	1,177
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,058
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,012
Total New Hampshire		3,247
New Jersey — 2.4%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (b)	585	566
New Jersey Economic Development Authority, School Facilities Construction Series 2023RRR, Rev., 5.00%, 3/1/2026	4,500	4,564
New Jersey Transportation Trust Fund Authority Series 2024AA, Rev., 5.00%, 6/15/2040	1,000	1,039
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023BB, Rev., 5.00%, 6/15/2046	1,250	1,254
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2033	5,000	5,103
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	961
Total New Jersey		13,487
New Mexico — 1.0%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,250	1,271
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,006
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2025 (e)	300	301
GO, 5.00%, 9/15/2025	1,090	1,093
GO, 5.00%, 9/15/2026	360	369
GO, 5.00%, 9/15/2027	340	355
GO, 5.00%, 9/15/2028	300	313
Total New Mexico		5,708
New York — 9.1%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2030	510	544
Rev., 5.00%, 7/1/2034	210	221
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 0.85%, 8/1/2025 (c)	2,500	2,500
City of New York, Fiscal Year 2021
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,064
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,114
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2031	1,500	1,546
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2029 (c)	5,250	5,084
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,000	999
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,016
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,750	1,752
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,300	1,332
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 0.70%, 8/1/2025 (c)	500	500
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 5.00%, 11/1/2025	900	906
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2046	5,000	5,016
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,532

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025J, Subseries J-1, Rev., 5.50%, 5/1/2053	2,500	2,623
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	8,770	2,331
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	694
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	349
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	1,976
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000	1,086
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,250	1,254
New York State Dormitory Authority, Personal Income Tax, General Purpose Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,003
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	1,000	1,094
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021E, Rev., 4.00%, 3/15/2042	2,000	1,809
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,661
New York State Environmental Facilities Corp.
Series 2022B, Rev., 5.00%, 9/15/2032	100	114
Series 2022B, Rev., 5.00%, 9/15/2033	415	468
Series 2022B, Rev., 5.00%, 9/15/2036	950	1,040
New York Transportation Development Corp. Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	979
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,019
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,083
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	1,200	1,144
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	931
Port Authority of New York and New Jersey, Consolidated Series 248, Rev., 5.00%, 1/15/2050	1,000	1,013
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	1,000	1,024
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (b)	1,000	944
Total New York		51,765
North Carolina — 1.9%
County of Buncombe, Limited Tax, Rev., 5.00%, 6/1/2032	525	590
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,312
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2041	335	352
County of Wake
GO, 5.00%, 4/1/2028	1,315	1,404
Series 2025A, Rev., 5.00%, 5/1/2038	1,000	1,097
Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,086
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000	1,001
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	980	1,067
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	2,000	2,270
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	236
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2027	100	105
Total North Carolina		10,520

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	233
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	3,770	3,062
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	5,655	495
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,043
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.25%, 9/1/2049	1,250	1,236
County of Warren, Otterbein Homes Obligation Group, Rev., 5.00%, 7/1/2044	1,010	982
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,140	2,143
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,285	1,167
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	1,250	1,248
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 0.85%, 8/1/2025 (c)	250	250
Series 2023B, Rev., 5.00%, 12/1/2033	2,000	2,260
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2040	760	789
Total Ohio		14,675
Oklahoma — 1.4%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2025A, Rev., 5.00%, 7/1/2036	1,000	1,113
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,122
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	1,350	1,490
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,021
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.00%, 4/1/2045 (d)	1,000	1,027
Oklahoma Water Resources Board, State Loan Program Series 2023C, Rev., 5.00%, 10/1/2037	810	874
Total Oklahoma		7,647
Oregon — 2.1%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	2,500	1,613
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 0.60%, 8/1/2025 (c)	10,000	10,000
Total Oregon		11,613
Other — 0.2%
FHLMC Multifamily VRD Certificates, Rev., 4.87%, 1/25/2043 (c)	999	1,001
Pennsylvania — 3.7%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2043	1,500	1,562
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	380	386
Rev., 5.00%, 6/1/2027	500	519
Rev., 5.00%, 6/1/2028	880	929
Rev., 5.00%, 6/1/2029	380	400
Commonwealth of Pennsylvania
Series 2024B, GO, 4.00%, 8/15/2041	1,695	1,598
Series 2024-1, GO, 4.00%, 8/15/2043	1,815	1,658
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	2,900	2,945

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,000	882
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	1,695	1,601
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,250	1,903
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,105
Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,098
Pennsylvania Turnpike Commission Series 2016A-3, Rev., 5.00%, 12/1/2027	1,445	1,491
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 6/1/2031	1,285	1,429
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2026	1,500	1,534
Total Pennsylvania		21,040
Puerto Rico — 1.2%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,500	1,546
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	870
Series A-1, Rev., 5.00%, 7/1/2058	4,975	4,547
Total Puerto Rico		6,963
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Rev., 5.00%, 5/15/2041	1,000	1,009
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,500	1,444
Total Rhode Island		2,453
South Carolina — 0.4%
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	1,000	1,001
South Carolina Public Service Authority Series 2025A, Rev., 5.00%, 12/1/2046	1,500	1,497
Total South Carolina		2,498
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,131
Tennessee — 4.5%
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2051	1,950	1,654
City of Murfreesboro, GO, 5.00%, 6/1/2029	275	300
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	500	509
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,142
Metropolitan Government of Nashville and Davidson County
Series 2024C, GO, 5.00%, 1/1/2040	1,000	1,062
Series 2024A, Rev., 5.00%, 5/15/2040	1,025	1,089
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,600
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,403
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,110	1,170
Series 2024A, Rev., 5.25%, 9/1/2034	2,960	3,221

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	7,265	7,303
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	4,685	4,827
Total Tennessee		25,280
Texas — 9.4%
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,072
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	2,000	2,221
Series 2024C, Rev., 5.00%, 8/15/2034	1,250	1,386
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,000	1,004
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	1,500	1,561
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	5,550	6,551
City of Killeen
GO, 4.00%, 8/1/2041	2,455	2,274
GO, 4.13%, 8/1/2042	2,555	2,368
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	1,000	843
City of Round Rock, GO, 5.00%, 8/15/2027	1,240	1,301
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., A.G., 5.00%, 3/1/2039	1,000	1,059
Rev., A.G., 5.00%, 3/1/2046	1,750	1,773
County of Tarrant, GO, 5.00%, 7/15/2033	500	551
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	500	441
Hurst-Euless-Bedford Independent School District, GO, PSF-GTD, 4.00%, 8/15/2050	2,100	1,785
Lewisville Independent School District, GO, PSF-GTD, 4.00%, 8/15/2041	2,500	2,362
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2019A, Rev., 5.00%, 5/15/2029	1,050	1,134
Series 2021, Rev., 5.00%, 5/15/2029	1,145	1,237
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	822
McKinney Independent School District, GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,899
Mission Economic Development Corp., Graphic Packaging International LLC Project, Rev., AMT, 5.00%, 6/1/2030 (c)	1,000	1,015
New Caney Independent School District Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	835
North Texas Municipal Water District Water System, Rev., 5.00%, 9/1/2036	1,000	1,110
North Texas Tollway Authority, First Tier Series 2023A, Rev., 5.00%, 1/1/2026	1,000	1,010
Pearland Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2026	2,000	2,026
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2043	1,500	1,391
Prosper Independent School District, Unlimited Tax, GO, PSF-GTD, 4.75%, 2/15/2055	1,000	957
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,075
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	1,000	1,055
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 8/13/2025 (c) (d)	2,500	2,738
Taylor Independent School District, GO, PSF-GTD, 5.00%, 2/15/2026 (e)	1,150	1,166
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	2,000	2,105
Texas Water Development Board, State Water Implementation Fund
Series 2019A, Rev., 5.00%, 10/15/2026	1,000	1,031

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,074
Trinity River Authority, Walker-Calloway System, Rev., 5.00%, 2/1/2031	220	231
Total Texas		53,463
Utah — 0.6%
Intermountain Power Agency Series 2022A, Rev., 5.00%, 7/1/2038	2,000	2,070
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	995	1,112
Total Utah		3,182
Virginia — 2.2%
Henrico County Economic Development Authority, Westminster-Canterbury Corp., Rev., 4.00%, 10/1/2040	330	314
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,486
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2038	2,000	2,194
Virginia Public School Authority, Prince William County Series 2023, Rev., 4.25%, 10/1/2039	5,525	5,615
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	2,000	2,001
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	924
Total Virginia		12,534
Washington — 3.3%
Energy Northwest, Project 1 Series 2025A, Rev., 5.00%, 7/1/2034	1,000	1,130
King County School District No. 403 Renton, Unlimited Tax, GO, 4.00%, 12/1/2039	4,610	4,470
State of Washington Motor Vehicle Fuel Tax Series 2024B, GO, 5.00%, 6/1/2045	2,000	2,035
State of Washington, Various Purpose
Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,377
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,055
Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,552
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	500	487
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	1,415	1,317
Total Washington		18,423
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	974
Wisconsin — 2.3%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	130	108
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	1,000	982
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.25%, 7/1/2033	500	551
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,003
Rev., AMT, 5.75%, 7/1/2049	2,000	2,011
State of Wisconsin Series 2021A, GO, 5.00%, 5/1/2036	1,470	1,529
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (c)	1,000	1,096
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000	1,014
Wisconsin Health and Educational Facilities Authority, Marquette University, Rev., 5.00%, 10/1/2032	400	425
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 0.85%, 8/1/2025 (c)	2,200	2,200

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	930	1,005
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	990	1,082
Total Wisconsin		13,006
Total Municipal Bonds (Cost $500,521)		498,553
	SHARES (000)
Short-Term Investments — 8.7%
Investment Companies — 8.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (f) (g) (Cost $49,572)	49,569	49,574
Total Investments — 96.8% (Cost $550,093)		548,127
Other Assets in Excess of Liabilities — 3.2%		17,958
NET ASSETS — 100.0%		566,085

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	265	09/19/2025	USD	29,436	410
U.S. Treasury Long Bond	113	09/19/2025	USD	12,896	377
					787
Short Contracts
U.S. Treasury 10 Year Ultra Note	(36)	09/19/2025	USD	(4,071)	(59)
U.S. Treasury Ultra Bond	(38)	09/19/2025	USD	(4,453)	(135)
					(194)
					593

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of July 31, 2025 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.52% at termination	Receive	5/12/2030	USD156,660	(48)	630	582
CPI-U at termination	2.54% at termination	Receive	3/6/2030	USD5,170	—	25	25
CPI-U at termination	2.55% at termination	Receive	3/3/2030	USD188,160	—	926	926
CPI-U at termination	2.55% at termination	Receive	6/3/2030	USD12,420	—	45	45
CPI-U at termination	2.56% at termination	Receive	1/31/2030	USD20,133	—	105	105
					(48)	1,731	1,683
					(48)	1,731	1,683

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at July 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.23%

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$498,553	$—	$498,553

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$49,574	$—	$—	$49,574
Total Investments in Securities	$49,574	$498,553	$—	$548,127
Appreciation in Other Financial Instruments
Futures Contracts	$787	$—	$—	$787
Swaps	—	1,731	—	1,731
Depreciation in Other Financial Instruments
Futures Contracts	$(194)	$—	$—	$(194)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$593	$1,731	$—	$2,324
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$37,415	$220,930	$208,771	$— (c)	$— (c)	$49,574	49,569	$832	$— (c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.
(c)	Amount rounds to less than one thousand.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.